Utility Plant - Schedule of Net Utility Plant (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 5,252,469	$ 5,019,500
Less: accumulated depreciation	(1,868,504)	(1,750,795)
Acquisition adjustments, net	730	911
Construction work in progress	101,413	74,178
Net utility plant	3,486,108	3,343,794
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	21,282	20,503
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	313,306	301,505
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	4,410,598	4,224,560
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	324,490	310,936
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 182,793	$ 161,996